Segment Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Information
(10)	Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for the three and nine months ended September 30, 2021 and 2020:

	Container	Container	Container
Three Months Ended September 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$182,450	$205	$-	$-	$-	$182,655
Lease rental income - managed fleet	-	13,175	-	-	-	13,175
Lease rental income	$182,450	$13,380	$-	$-	$-	$195,830
Management fees - non-leasing from external customers	$-	$93	$505	$-	$-	$598
Inter-segment management fees	$-	$23,381	$2,390	$-	$(25,771)	$-
Trading container margin	$-	$-	$2,639	$-	$-	$2,639
Gain on sale of owned fleet containers, net	$20,028	$-	$-	$-	$-	$20,028
Depreciation expense	$74,899	$307	$-	$-	$(2,367)	$72,839
Container lessee default expense, net	$1,928	$-	$-	$-	$-	$1,928
Interest expense	$32,920	$208	$-	$-	$-	$33,128
Debt termination expense	$11,866	$-	$-	$-	$-	$11,866
Realized loss on financial instruments, net	$4	$108	$-	$-	$-	$112
Unrealized gain on financial instruments, net	$43	$40	$-	$-	$-	$83
Segment income (loss) before income taxes	$57,591	$13,273	$4,518	$(1,904)	$(5,194)	$68,284
Total assets	$7,141,719	$191,363	$22,314	$17,427	$(104,678)	$7,268,145
Purchase of containers and fixed assets	$652,828	$61	$-	$-	$-	$652,889

	Container	Container	Container
Nine Months Ended September 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$509,010	$516	$-	$-	$-	$509,526
Lease rental income - managed fleet	-	42,982	-	-	-	42,982
Lease rental income	$509,010	$43,498	$-	$-	$-	$552,508
Management fees - non-leasing from external customers	$-	$299	$2,447	$-	$-	$2,746
Inter-segment management fees	$-	$63,899	$7,602	$-	$(71,501)	$-
Trading container margin	$-	$-	$9,036	$-	$-	$9,036
Gain on sale of owned fleet containers, net	$51,222	$-	$-	$-	$-	$51,222
Depreciation expense	$214,607	$781	$-	$-	$(6,728)	$208,660
Container lessee default recovery, net	$1,185	$-	$-	$-	$-	$1,185
Interest expense	$91,980	$401	$-	$-	$-	$92,381
Debt termination expense	$15,078	$-	$-	$-	$-	$15,078
Realized loss on financial instruments, net	$5,408	$108	$-	$-	$-	$5,516
Unrealized gain (loss) on financial instruments, net	$5,220	$(539)	$-	$-	$-	$4,681
Segment income (loss) before income taxes	$172,234	$37,473	$15,433	$(3,822)	$(13,994)	$207,324
Total assets	$7,141,719	$191,363	$22,314	$17,427	$(104,678)	$7,268,145
Purchase of containers and fixed assets	$1,727,123	$84	$-	$-	$-	$1,727,207
Payments on container leaseback financing receivable	$18,705	$-	$-	$-	$-	$18,705

(1)

Container Ownership segment income (loss) before income taxes includes unrealized gain on financial instruments, net of $43 and $5,220 for the three and nine months ended September 30, 2021, respectively, and debt termination expense of $11,866 and $15,078 for the three and nine months ended September 30, 2021, respectively.

	Container	Container	Container
Three Months Ended September 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$133,413	$174	$-	$-	$-	$133,587
Lease rental income - managed fleet	-	15,543	-	-	-	15,543
Lease rental income	$133,413	$15,717	$-	$-	$-	$149,130
Management fees - non-leasing from external customers	$98	$72	$1,526	$-	$-	$1,696
Inter-segment management fees	$-	$15,204	$4,066	$-	$(19,270)	$-
Trading container margin	$-	$-	$934	$-	$-	$934
Gain on sale of owned fleet containers, net	$7,976	$-	$-	$-	$-	$7,976
Depreciation expense	$67,072	$219	$-	$-	$(1,917)	$65,374
Container lessee default expense, net	$76	$-	$-	$-	$-	$76
Interest expense	$29,079	$44	$-	$-	$-	$29,123
Debt termination expense	$8,628	$-	$-	$-	$-	$8,628
Realized loss on derivative instruments, net	$4,107	$-	$-	$-	$-	$4,107
Unrealized gain on derivative instruments, net	$4,161	$-	$-	$-	$-	$4,161
Segment income (loss) before income tax and noncontrolling interests	$8,550	$7,290	$5,389	$(1,016)	$(2,919)	$17,294
Total assets	$5,307,260	$163,306	$18,294	$26,154	$(101,663)	$5,413,351
Purchase of containers and fixed assets	$406,853	$48	$-	$-	$-	$406,901
Payments on container leaseback financing receivable	$14,170	$-	$-	$-	$-	$14,170

	Container	Container	Container
Nine Months Ended September 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$391,561	$746	$-	$-	$-	$392,307
Lease rental income - managed fleet	-	47,075	-	-	-	47,075
Lease rental income	$391,561	$47,821	$-	$-	$-	$439,382
Management fees - non-leasing from external customers	$294	$62	$3,368	$-	$-	$3,724
Inter-segment management fees	$-	$37,101	$9,174	$-	$(46,275)	$-
Trading container margin	$-	$-	$2,154	$-	$-	$2,154
Gain on sale of owned fleet containers, net	$19,410	$-	$-	$-	$-	$19,410
Depreciation expense	$200,981	$729	$-	$-	$(5,654)	$196,056
Container lessee default recovery, net	$1,607	$-	$-	$-	$-	$1,607
Interest expense	$94,933	$324	$-	$-	$-	$95,257
Debt termination expense	$8,750	$-	$-	$-	$-	$8,750
Realized loss on derivative instruments, net	$8,900	$-	$-	$-	$-	$8,900
Unrealized loss on derivative instruments, net	$9,434	$-	$-	$-	$-	$9,434
Segment income (loss) before income tax and noncontrolling interests	$7,475	$14,220	$11,537	$(3,005)	$(1,503)	$28,724
Total assets	$5,307,260	$163,306	$18,294	$26,154	$(101,663)	$5,413,351
Purchase of containers and fixed assets	$586,970	$134	$-	$-	$-	$587,104
Payments on container leaseback financing receivable	$24,089	$-	$-	$-	$-	$24,089

(1) Container Ownership segment income (loss) before income taxes and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,161 and $(9,434) for the three and nine months ended September 30, 2020, respectively, and debt termination expense of $8,628 and $8,750 for the three and nine months ended September 30, 2020, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Resale segments and the Container Ownership segment.

Geographic Segment Information

Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and nine months ended September 30, 2021 and 2020 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021	Percent of Total	2020	Percent of Total	2021	Percent of Total	2020	Percent of Total
Lease rental income:
Asia	$99,216	50.7%	$75,045	50.3%	$281,791	51.0%	$220,439	50.1%
Europe	88,001	44.9%	66,220	44.4%	245,967	44.5%	194,479	44.3%
North / South America	8,237	4.2%	7,359	4.9%	23,612	4.3%	22,652	5.2%
All other international	376	0.2%	506	0.4%	1,138	0.2%	1,812	0.4%
	$195,830	100.0%	$149,130	100.0%	$552,508	100.0%	$439,382	100.0%
Management fees, non-leasing:
Europe	$300	50.2%	$789	46.5%	$1,183	43.1%	$1,692	45.4%
Bermuda	245	41.0%	893	52.7%	1,451	52.9%	1,974	53.0%
Asia	21	3.5%	4	0.2%	45	1.6%	7	0.2%
North / South America	8	1.3%	2	0.1%	19	0.7%	0	—
All other international	24	4.0%	8	0.5%	48	1.7%	51	1.4%
	$598	100.0%	$1,696	100.0%	$2,746	100.0%	$3,724	100.0%

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and nine months ended September 30, 2021 and 2020 based on the location of sale:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021	Percent of Total	2020	Percent of Total	2021	Percent of Total	2020	Percent of Total
Trading container sales proceeds:
Asia	$5,343	84.7%	$2,975	38.9%	$10,293	45.5%	$12,948	52.5%
Europe	656	10.4%	796	10.4%	3,360	14.8%	2,469	10.0%
North / South America	308	4.9%	3,884	50.7%	8,994	39.7%	9,241	37.5%
All other international	—	—	—	—	1	0.0%	9	0.0%
	$6,307	100.0%	$7,655	100.0%	$22,648	100.0%	$24,667	100.0%
Gain on sale of owned fleet containers, net:
Asia	$14,941	74.6%	$5,032	63.1%	$36,084	70.5%	$11,322	58.3%
North / South America	2,741	13.7%	1,410	17.7%	7,241	14.1%	4,440	22.9%
Europe	2,346	11.7%	1,493	18.7%	7,897	15.4%	3,714	19.1%
All other international	—	—	41	0.5%	—	—	(66)	(0.3)%
	$20,028	100.0%	$7,976	100.0%	$51,222	100.0%	$19,410	100.0%